Exhibit 99.2

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

BMO Commercial Mortgage Securities LLC (the “Depositor”)

BMO Capital Markets Corp.

Bank of Montreal

UBS AG

KeyBank National Association

KeyBanc Capital Markets Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Societe Generale Financial Corporation

SG Americas Securities, LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

BSPRT CMBS Finance, LLC

LMF Commercial, LLC

Argentic Real Estate Finance 2 LLC

Zions Bancorporation, N.A.

Starwood Mortgage Capital LLC

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

(collectively, the “Specified Parties”)

Re:	BMO 2024-C9 Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2024-C9 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans contained on the Underwriting Files, Underwritten Rent Rolls and ASRs (all as defined herein) (collectively, the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 21 June 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Bank of Montreal (“BMO”), UBS AG (“UBS”), KeyBank National Association (“KeyBank”), Goldman Sachs Mortgage Company (“Goldman”), Societe Generale Financial Corporation (“SGFC”), Citi Real Estate Funding Inc. (“CREFI”), BSPRT CMBS Finance, LLC (“BSPRT”), LMF Commercial, LLC (“LMF”), Argentic Real Estate Finance 2 LLC (“AREF2”), Zions Bancorporation, N.A. (“ZBNA”), Starwood Mortgage Capital LLC (“SMC”) and Wells Fargo Bank, N.A. (“Wells Fargo,” together with BMO, UBS, KeyBank, Goldman, SGFC, CREFI, BSPRT, LMF, AREF2, ZBNA and SMC, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue, expense and net operating income information relating to the historical three year period, if applicable (the “Historical 3 Year Period”), and most recent trailing twelve month period, if applicable (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”), for the Collateral Property or Collateral Properties (both as defined herein) that secure the Mortgage Loan (except for the 2023 historical period (the “2023 Historical Period”) and TTM Period shown on the Underwriting File for the Mortgage Loan identified on the Mortgage Loan Schedule (as defined herein) as “Hampton Inn Newburgh” (the “Hampton Inn Newburgh Mortgage Loan”) and the TTM Period shown on the Underwriting File for the Mortgage Loan identified on the Mortgage Loan Schedule as “Hampton Inn Harriman” (the “Hampton Inn Harriman Mortgage Loan”)),
b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue, expense and net operating income information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
c.	The borrower budgets (the “Borrower Budgets”) prepared by the Mortgage Loan borrower(s) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
d.	Copies of the ground rent abstracts or leases, as applicable (the “Ground Rent Documents”),
e.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods and
ii.	The underwritten revenue, expense and net cash flow information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

f.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used by the applicable Mortgage Loan Seller to prepare the information on the Underwriting Files, ASRs (as defined herein), Underwritten Rent Rolls (as defined herein) and/or Tenant Billing Schedules (as defined herein), which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each Mortgage Loan with an original principal balance, as shown on the Mortgage Loan Schedule, equal to or greater than $10,000,000 (collectively, the “$10MM+ Mortgage Loans”) and for the Mortgage Loan identified on the Mortgage Loan Schedule as “Pensacola 3-Pack” (the “Pensacola 3-Pack Mortgage Loan”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with:

a.	The most recent real estate tax bills (the “Tax Bills”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan and the Pensacola 3-Pack Mortgage Loan (except for the Hampton Inn Newburgh Mortgage Loan),
b.	The most recent insurance review files (the “Insurance Review Files”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan,
c.	The asset summary report(s) (the “ASRs”),
d.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan,
e.	The lease agreements (the “Leases”), lease abstracts (the “Lease Abstracts”) and/or lease estoppels (the “Estoppels,” together with the Leases and Lease Abstracts, the “Lease Documents”) relating to the commercial tenants at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan and
f.	The underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan.

For the purpose of the procedures described in this report with respect to each of the first twenty (19) Mortgage Loans shown on the Mortgage Loan Schedule (collectively, the “Top 19 Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (each, a “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 19 Mortgage Loan.

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Borrower Budgets, Ground Rent Documents, Tax Bills, Insurance Review Files, Borrower Rent Roll Files, Lease Documents, Tenant Billing Schedules and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Source Documents, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule, ASRs, Underwritten Rent Rolls and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Underwriting Files, ASRs (as applicable) or Underwritten Rent Rolls. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, ASRs (as applicable), Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. We performed no procedures to compare any information contained in any Source Document or ASR (as applicable) to any information contained in any other Source Document or ASR (as applicable). Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation or (d) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

21 June 2024

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s),
c.	Information in the Tax Bills and
d.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,
ii.	Total expenses and
iii.	Net operating income

for each Specified Period that is shown in the Source Document(s) listed above (as applicable) to the corresponding information on the Underwriting File (except for the 2023 Historical Period and TTM Period shown on the Underwriting File for the Hampton Inn Newburgh Mortgage Loan and the TTM Period shown on the Underwriting File for the Hampton Inn Harriman Mortgage Loan). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File,
b.	Use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the Source Document(s) listed above (as applicable), which is also below $10,000,
c.	Not perform the procedure described above for any of the Specified Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Mortgage Loans and
d.	Not perform the procedures described above for the 2023 Historical Period and TTM Period shown on the Underwriting File for the Hampton Inn Newburgh Mortgage Loan and the TTM Period shown on the Underwriting File for the Hampton Inn Harriman Mortgage Loan.

Attachment A Page 2 of 6

Cashflow Reimbursement Comparison and Recalculation Procedures

2.	Using:
a.	Information on the Tenant Billing Schedules,
b.	Information in the Leases,
c.	Information in the Lease Abstracts,
d.	Information in the Estoppels,
e.	Information in the Appraisal(s),
f.	Information on the Borrower Rent Roll Files,
g.	Information in the Borrower Budgets and
h.	The Underwriting Instructions and Adjustments

for each Top 19 Mortgage Loan (as applicable), as shown on the Underwriting File and/or Underwritten Rent Roll (as applicable), we compared the cash flow reimbursements for the five largest tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest), at the Collateral Property or Collateral Properties that secure such Top 19 Mortgage Loan, as shown in the Source Document(s) listed above (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown in the Source Document(s) listed above (as applicable), which is also below $10,000.

Supporting Expense Comparison and Recalculation Procedures

3.	Using:
a.	Information in the Ground Rent Documents,
b.	Information in the Borrower Budgets and
c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared, or recalculated and compared, the ground rent expense of each Mortgage Loan for the Underwritten Period, as shown in the Source Document(s) listed above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the Source Document(s) listed above (as applicable), which is also below $10,000.

Attachment A Page 3 of 6

Supporting Expense Comparison and Recalculation Procedures (continued)

4.	Using:
a.	Information in the Tax Bills,
b.	Information on the Tax Assessor Websites,
c.	Information on the Insurance Review Files,
d.	Information in the Borrower Budgets,
e.	Information on the Borrower Operating Statement Data Files,
f.	Information in the Appraisal(s) and
g.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan (as applicable), we compared the tax expense and insurance expense amounts for the Underwritten Period (as applicable) (except for the tax expense amount shown on the Underwriting File for the Hampton Inn Newburgh Mortgage Loan), as shown in the Source Document(s) listed above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Only identify differences where the tax expense and insurance expense amounts in the Source Document(s) listed above (as applicable) exceeded a -5% and -$10,000 variance from the corresponding amounts on the Underwriting File and that were not explained in the Underwriting Instructions and Adjustments and
b.	Not perform the procedure described above for the tax expense amount shown on the Underwriting File for the Hampton Inn Newburgh Mortgage Loan.

Attachment A Page 4 of 6

Lease Expiration and Termination Comparison Procedures

5.	Using:
a.	Information in the Leases,
b.	Information in the Lease Abstracts,
c.	Information in the Estoppels,
d.	Information on the Borrower Rent Roll Files and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each of the Top 19 Mortgage Loans (as applicable), we compared:

i.	The lease expiration date only for the commercial tenants (ordered, from largest to smallest, by the underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue (with a maximum of ten tenants), as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such Top 19 Mortgage Loan and
ii.	The lease early termination options for the ten largest commercial tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 19 Mortgage Loan, all as shown in the Source Document(s) listed above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the corresponding Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using:

a.	Information in the Leases,
b.	Information in the Lease Abstracts and
c.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan (as applicable), we compared the lease expiration date and lease early termination options for the five largest commercial tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan, as shown in the Source Document(s) listed above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the corresponding Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of the lease expiration date comparison procedures, the Depositor instructed us to use a materiality threshold of +/- 90 days.

Attachment A Page 5 of 6

Underwritten Cashflow Comparison and Recalculation Procedures

6.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File (except for the Hampton Inn Newburgh Mortgage Loan and Hampton Inn Harriman Mortgage Loan). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue or expense line item value, as shown on the Underwriting File,
b.	Only identify differences over the 10% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments and
c.	Not perform the procedure described above for the Hampton Inn Newburgh Mortgage Loan and Hampton Inn Harriman Mortgage Loan.

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information on the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan (as applicable), and the additional instruction provided by the Depositor described in item b. of the succeeding paragraph of this Item, we recalculated and compared the underwritten revenue, expense and net cash flow line items on the Underwriting File (except for the Hampton Inn Newburgh Mortgage Loan and Hampton Inn Harriman Mortgage Loan). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue, expense and net cash flow line item of +/- 5%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $15,000,
b.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such underwritten revenue or expense line item and
c.	Not perform the procedure described above for the Hampton Inn Newburgh Mortgage Loan and Hampton Inn Harriman Mortgage Loan.

Attachment A Page 6 of 6

7.	Subsequent to the performance of the procedures described in the preceding Items, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated Underwriting Files, ASRs (as applicable) and Underwritten Rent Rolls (as applicable) for each Mortgage Loan (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in the preceding Items to the corresponding information on the updated Underwriting Files, ASRs (as applicable) or Underwritten Rent Rolls (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A are schedules for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contain the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in the preceding Items and the results of the comparison procedures described in the preceding two sentences of this Item.

Exhibit 1 to Attachment A Page 1 of 2

Mortgage Loan Schedule

Mortgage Loan	Original Principal Balance
Grapevine Mills	$94,000,000
St. Johns Town Center	$81,000,000
680 Madison Avenue	$80,000,000
Dallas Market Center	$75,000,000
20 & 40 Pacifica	$69,000,000
DHC Medical Office Portfolio	$57,000,000
Texas SH Portfolio	$45,000,000
Orlando Industrial Portfolio	$38,400,000
The Elms	$24,500,000
Grand Mesa Center	$21,000,000
Northway Shopping Center	$20,000,000
72 Madison	$20,000,000
Hampton Inn Newburgh	$18,000,000
AMHH Portfolio	$16,550,000
Phoenix Industrial Portfolio XI	$16,500,000
Hampton Inn Harriman	$16,000,000
Southgate Shopping Center	$15,900,000
The Winn	$14,500,000
Tan Central Park Retail	$14,000,000
1100-1110 Nasa Parkway (see Note 2)	$7,650,000
1120 Nasa Parkway (see Note 2)	$5,500,000
Coastal & Comstock Self Storage Portfolio	$12,300,000
Shelby Distribution Facility	$12,000,000
Flamingo Promenade	$11,750,000
MacPhail Crossing	$11,475,000
FayeBrooke on Youngs	$11,400,000
Highland & Appleton	$11,165,000
Oak Crest Estates	$11,000,000
1812 North Moore	$10,000,000
Weatherford Ridge	$10,000,000
Brookwood Square	$9,750,000
Willow Court	$9,100,000
Miami Lakes Medical Office Park	$9,000,000
Holiday Inn Express Wixom	$9,000,000
2241 Westchester Avenue	$8,000,000
Hampton Inn Cartersville	$6,200,000
Silver Spring & Medford	$6,100,000
Orange City	$5,300,000
Westwill Apartments	$5,300,000
3122 Broadway	$5,100,000
Arundel Mills and Marketplace	$5,000,000
Command Tubular	$4,500,000
Century Storage Sandpiper	$4,150,000
Pensacola 3-Pack	$3,600,000
Walnut Ridge	$2,650,000

Exhibit 1 to Attachment A Page 2 of 2
Notes:

1.	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the Issuing Entity’s securitization transaction.

2.	The Depositor indicated that these Mortgage Loans are cross-collateralized and cross-defaulted.

Exhibit 2 to Attachment A

AUP Findings Schedules

Grapevine Mills

Mortgage Loan Seller: Wells Fargo		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $94,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Borrower Rent Roll File	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Borrower Budget and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Lease Abstracts and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

St. Johns Town Center

Mortgage Loan Seller: Goldman		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $81,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Lease Abstracts, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Borrower Budget, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

680 Madison Avenue

Mortgage Loan Seller: Goldman		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $80,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Tenant Billing Schedule, Leases and Borrower Budget	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Ground Rent Documents	No Exceptions Noted
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Dallas Market Center

Mortgage Loan Seller: Goldman		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $75,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Budget	No Exceptions Noted
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal, Borrower Budget, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Estoppels, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

20 & 40 Pacifica

Mortgage Loan Seller: Wells Fargo		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $69,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

DHC Medical Office Portfolio

Mortgage Loan Seller: BMO		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $57,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Ground Rent Documents	No Exceptions Noted
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisals, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Estoppels and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Texas SH Portfolio

Mortgage Loan Seller: AREF2		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $45,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Orlando Industrial Portfolio

Mortgage Loan Seller: AREF2		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $38,400,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases and Borrower Rent Roll File	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Appraisals and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Elms

Mortgage Loan Seller: AREF2		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $24,500,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Grand Mesa Center

Mortgage Loan Seller: LMF		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $21,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases, Estoppels, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Northway Shopping Center

Mortgage Loan Seller: AREF2		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $20,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases, Appraisal and Borrower Rent Roll File	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

72 Madison

Mortgage Loan Seller: SGFC		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $20,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hampton Inn Newburgh

Mortgage Loan Seller: BMO		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $18,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	N/A	N/A
**N/A: Not Applicable

AMHH Portfolio

Mortgage Loan Seller: SMC		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $16,550,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review Files	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Phoenix Industrial Portfolio XI

Mortgage Loan Seller: UBS		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $16,500,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hampton Inn Harriman

Mortgage Loan Seller: BMO		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $16,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	N/A	N/A
**N/A: Not Applicable

Southgate Shopping Center

Mortgage Loan Seller: CREFI		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $15,900,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases and Lease Abstracts	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Winn

Mortgage Loan Seller: AREF2		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $14,500,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Tan Central Park Retail

Mortgage Loan Seller: SMC		Top 19 Mortgage Loan:	Yes
Original Principal Balance: $14,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Tenant Billing Schedule and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1100-1110 Nasa Parkway

Mortgage Loan Seller: KeyBank		Top 19 Mortgage Loan:	No
Original Principal Balance: $7,650,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable

1120 Nasa Parkway

Mortgage Loan Seller: KeyBank		Top 19 Mortgage Loan:	No
Original Principal Balance: $5,500,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable

Coastal & Comstock Self Storage Portfolio

Mortgage Loan Seller: KeyBank		Top 19 Mortgage Loan:	No
Original Principal Balance: $12,300,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisals	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Borrower Budget and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Shelby Distribution Facility

Mortgage Loan Seller: ZBNA		Top 19 Mortgage Loan:	No
Original Principal Balance: $12,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Flamingo Promenade

Mortgage Loan Seller: CREFI		Top 19 Mortgage Loan:	No
Original Principal Balance: $11,750,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

MacPhail Crossing

Mortgage Loan Seller: ZBNA		Top 19 Mortgage Loan:	No
Original Principal Balance: $11,475,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Ground Rent Documents and Underwriting Instructions and Adjustments	No Exceptions Noted
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

FayeBrooke on Youngs

Mortgage Loan Seller: KeyBank		Top 19 Mortgage Loan:	No
Original Principal Balance: $11,400,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Highland & Appleton

Mortgage Loan Seller: SGFC		Top 19 Mortgage Loan:	No
Original Principal Balance: $11,165,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Oak Crest Estates

Mortgage Loan Seller: BSPRT		Top 19 Mortgage Loan:	No
Original Principal Balance: $11,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Ground Rent Documents and Underwriting Instructions and Adjustments	No Exceptions Noted
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1812 North Moore

Mortgage Loan Seller: CREFI		Top 19 Mortgage Loan:	No
Original Principal Balance: $10,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Weatherford Ridge

Mortgage Loan Seller: BMO		Top 19 Mortgage Loan:	No
Original Principal Balance: $10,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 19 Mortgage Loans, compare cash flow reimbursements for top five tenants (ordered by underwritten cash flow reimbursements of each tenant) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 19 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with maximum of ten tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 19 Mortgage Loan, compare the lease expiration dates and lease early termination options for the top five commercial tenants (by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Brookwood Square

Mortgage Loan Seller: AREF2		Top 19 Mortgage Loan:	No
Original Principal Balance: $9,750,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable

Willow Court

Mortgage Loan Seller: SGFC		Top 19 Mortgage Loan:	No
Original Principal Balance: $9,100,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable

Miami Lakes Medical Office Park

Mortgage Loan Seller: SMC		Top 19 Mortgage Loan:	No
Original Principal Balance: $9,000,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable

Holiday Inn Express Wixom

Mortgage Loan Seller: CREFI		Top 19 Mortgage Loan:	No
Original Principal Balance: $9,000,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable

2241 Westchester Avenue

Mortgage Loan Seller: AREF2		Top 19 Mortgage Loan:	No
Original Principal Balance: $8,000,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable

Hampton Inn Cartersville

Mortgage Loan Seller: SMC		Top 19 Mortgage Loan:	No
Original Principal Balance: $6,200,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable

Silver Spring & Medford

Mortgage Loan Seller: SGFC		Top 19 Mortgage Loan:	No
Original Principal Balance: $6,100,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable

Orange City

Mortgage Loan Seller: BMO		Top 19 Mortgage Loan:	No
Original Principal Balance: $5,300,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable

Westwill Apartments

Mortgage Loan Seller: SMC		Top 19 Mortgage Loan:	No
Original Principal Balance: $5,300,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable

3122 Broadway

Mortgage Loan Seller: BMO		Top 19 Mortgage Loan:	No
Original Principal Balance: $5,100,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable

Arundel Mills and Marketplace

Mortgage Loan Seller: SGFC		Top 19 Mortgage Loan:	No
Original Principal Balance: $5,000,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable

Command Tubular

Mortgage Loan Seller: BMO		Top 19 Mortgage Loan:	No
Original Principal Balance: $4,500,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable

Century Storage Sandpiper

Mortgage Loan Seller: SGFC		Top 19 Mortgage Loan:	No
Original Principal Balance: $4,150,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable

Pensacola 3-Pack

Mortgage Loan Seller: AREF2		Top 19 Mortgage Loan:	No
Original Principal Balance: $3,600,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable

Walnut Ridge

Mortgage Loan Seller: KeyBank		Top 19 Mortgage Loan:	No
Original Principal Balance: $2,650,000		$10MM+ Mortgage Loan:	No
		Non-Top 19 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan, compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
**N/A: Not Applicable